Basis of Presentation and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

NOTE 1—BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Statements—The accompanying interim unaudited condensed consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by APX Group Holdings, Inc. and subsidiaries (the “Company”) without audit. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to such rules and regulations. The information as of December 31, 2015 included in the unaudited condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The unaudited condensed consolidated financial statements included in this Quarterly Report on Form 10-Q were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments (all of which are considered of normal recurring nature) considered necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods and dates presented. The results of operations for the three and six months ended June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.

These unaudited condensed consolidated financial statements and notes should be read in conjunction with the Company’s audited consolidated financial statements and related notes as set forth in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015, as filed with the Securities and Exchange Commission (“SEC”) on March 10, 2016, which is available on the SEC’s website at www.sec.gov.

Basis of Presentation—The unaudited condensed consolidated financial statements of the Company are presented for APX Group Holdings, Inc. (“Holdings”) and its wholly-owned subsidiaries. The Company has prepared the accompanying unaudited condensed consolidated financial statements pursuant to GAAP. Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the Company’s estimates. The results of operations presented herein are not necessarily indicative of the Company’s results for any future period.

During the six months ended June 30, 2015, the Company recorded certain out-of-period adjustments totaling $2.0 million, primarily associated with the timing of the recognition of deferred revenue related to 2014 recurring monitoring services. As a result of these adjustments, recurring revenues increased for the six months ended June 30, 2015 and deferred revenue decreased by $2.0 million, respectively. The Company evaluated the impact of the out-of-period adjustments and determined that they are immaterial to the unaudited condensed consolidated financial statements for the six months ended June 30, 2015.

Change in Accounting Estimate—Effective as of the beginning of the second quarter of 2016, the Company updated the estimated life of its subscriber relationships and the period used to amortize deferred activation fees and deferred subscriber acquisition costs, to better approximate the related anticipated life of the customer. Prior to the change, the Company amortized deferred activation fees and subscriber acquisition costs over 12 years using a 150% declining balance method, which converted to a straight-line methodology after approximately five years. Subsequent to the change, the Company amortizes deferred activation fees and subscriber acquisition costs over 15 years using a 240% declining balance method, which converts to a straight-line methodology after approximately nine years when the resulting amortization exceeds that from the accelerated method. The effect of this change in estimate was to increase activation fee revenues for both the three and six months ended June 30, 2016 by $0.5 million and increase depreciation and amortization for both the three and six months ended June 30, 2016 by $7.6 million, resulting in an increase to loss from operations for both the three and six months ended June 30, 2016 of $7.1 million and an increase to net loss for both the three and six months ended June 30, 2016 of $6.9 million.

All pertinent factors, including actual customer attrition data, demand, competition, and the estimated technological life of the installed equipment, will continue to be reviewed by the Company, to assess the continued appropriateness of methods and estimated subscriber relationship period.

Restructuring and Asset Impairment Charges—Restructuring and asset impairment charges represent expenses incurred in connection with the transition of the Company’s wireless internet business from a 5Ghz to a 60Ghz-based network technology (the “Wireless Restructuring”) that occurred during the three months ended September 30, 2015 (See Note 13). These expenses consist of asset impairments, the costs of employee severance, and other contract termination charges. A liability for costs associated with the Wireless Restructuring is measured at its fair value when the liability is incurred. Expenses for one-time termination benefits were recognized at the date the Company notified the employee, unless the employee was required to provide future service, in which case the benefits were expensed ratably over the future service period. Liabilities related to termination of a contract are measured and recognized at fair value when the contract does not have any future economic benefit to the entity and the fair value of the liability is determined based on the present value of the remaining obligation. The Company expenses all other costs related to an exit or disposal activity as incurred.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Changes in Presentation of Comparative Financial Statements—Certain reclassifications have been made to the Company’s prior period condensed consolidated financial information in order to conform to the current period presentation. These changes did not have a significant impact on the condensed consolidated financial statements.

Revenue Recognition—The Company recognizes revenue principally on three types of transactions: (i) recurring revenue, which includes revenues for monitoring and other smart home services of the Company’s subscriber contracts and recurring monthly revenue associated with Vivint Wireless Inc. (“Wireless Internet” or “Wireless”), (ii) service and other sales, which includes non-recurring service fees charged to subscribers provided on contracts, contract fulfillment revenues and sales of products that are not part of the Company’s service offerings, and (iii) activation fees on subscriber contracts, which are amortized over the expected life of the customer.

Recurring revenue for the Company’s subscriber contracts is billed in advance, generally monthly, pursuant to the terms of subscriber contracts and recognized ratably over the service period. Costs of providing ongoing recurring services are expensed in the period incurred.

Service and other sales revenue is recognized as services are provided or when title to the products and equipment sold transfers to the customer. Contract fulfillment revenue, included in service and other sales, is recognized when payment is received from customers who cancel their contract in-term. Revenue from sales of products that are not part of the basic equipment package is generally recognized upon delivery of products.

Activation fees represent upfront one-time charges billed to subscribers at the time of installation and are deferred. The Company evaluates subscriber account attrition on a periodic basis, utilizing observed attrition rates for the Company’s subscriber contracts and industry information and, when necessary, makes adjustments to the estimated subscriber relationship period and amortization method.

Subscriber Acquisition Costs—Subscriber acquisition costs represent the costs related to the origination of new subscribers. A portion of subscriber acquisition costs is expensed as incurred, which includes costs associated with the direct-to-home sale housing, marketing and recruiting, certain portions of sales commissions (residuals), overhead and other costs, considered not directly and specifically tied to the origination of a particular subscriber. The remaining portion of the costs is considered to be directly tied to subscriber acquisition and consists primarily of certain portions of sales commissions, equipment, and installation costs. These costs are deferred and recognized in a pattern that reflects the estimated life of the subscriber relationships. The Company evaluates subscriber account attrition on a periodic basis, utilizing observed attrition rates for the Company’s subscriber contracts and industry information and, when necessary, makes adjustments to the estimated subscriber relationship period and amortization method.

On the condensed consolidated statement of cash flows, subscriber acquisition costs that are comprised of equipment and related installation costs purchased for or used in subscriber contracts in which the Company retains ownership to the equipment are classified as investing activities and reported as “Subscriber acquisition costs—company owned equipment”. All other subscriber acquisition costs are classified as operating activities and reported as “Subscriber acquisition costs—deferred contract costs” on the condensed consolidated statements of cash flows as these assets represent deferred costs associated with customer contracts.

Capital Contribution—On April 25, 2016, APX Parent Holdco, Inc. (“Parent”), the parent company of the Company, completed the issuance and sale to certain investors of a series of preferred stock in a private placement exempt from registration under the Securities Act. On April 29, 2016, Parent contributed the net proceeds of $69.8 million from such issuance and sale to the Company as an equity contribution.

Cash and Cash Equivalents—Cash and cash equivalents consists of highly liquid investments with remaining maturities when purchased of three months or less.

Restricted Cash and Cash Equivalents—Restricted cash and cash equivalents is restricted for a specific purpose and cannot be included in the general cash account. Restricted cash and cash equivalents consists of highly liquid investments with remaining maturities when purchased of three months or less. As of June 30, 2016 and December 31, 2015 the Company had no restricted cash.

Accounts Receivable—Accounts receivable consists primarily of amounts due from customers for recurring monthly monitoring services. The accounts receivable are recorded at invoiced amounts and are non-interest bearing. The gross amount of accounts receivable has been reduced by an allowance for doubtful accounts of $3.1 million and $3.5 million at June 30, 2016 and December 31, 2015, respectively. The Company estimates this allowance based on historical collection experience and subscriber attrition rates. When the Company determines that there are accounts receivable that are uncollectible, they are charged off against the allowance for doubtful accounts. As of June 30, 2016 and December 31, 2015, no accounts receivable were classified as held for sale. Provision for doubtful accounts is included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations.

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Beginning balance	$3,022	$2,908	$3,541	$3,373
Provision for doubtful accounts	3,736	3,538	7,717	7,096
Write-offs and adjustments	(3,661)	(3,203)	(8,161)	(7,226)

Balance at end of period	$3,097	$3,243	$3,097	$3,243

Inventories—Inventories, which are comprised of smart home and security system equipment and parts, are stated at the lower of cost or market with cost determined under the first-in, first-out (FIFO) method. The Company records an allowance for excess and obsolete inventory based on anticipated obsolescence, usage and historical write-offs.

Long-lived Assets and Intangibles—Property and equipment are stated at cost and depreciated on the straight-line method over the estimated useful lives of the assets or the lease term for assets under capital leases, whichever is shorter. Intangible assets with definite lives are amortized over the remaining estimated economic life of the underlying technology or relationships, which ranges from two to ten years. Definite-lived intangible assets are amortized on the straight-line method over the estimated useful life of the asset or in a pattern in which the economic benefits of the intangible asset are consumed. Amortization expense associated with leased assets is included with depreciation expense. Routine repairs and maintenance are charged to expense as incurred. The Company periodically assesses potential impairment of its long-lived assets and intangibles and performs an impairment review whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In addition, the Company periodically assesses whether events or changes in circumstance continue to support an indefinite life of certain intangible assets or warrant a revision to the estimated useful life of definite-lived intangible assets.

During the fiscal quarter ended March 31, 2016, the Company adopted guidance issued by the Financial Accounting Standards Board (“FASB”) which provides new standards to determine whether a cloud computing arrangement includes a software license. The guidance requires the company to determine if an internal use software obtained in a cloud hosting arrangement contains a contractual right to take possession of the software and if it is feasible to either run the software on internal hardware or contract with an unrelated vendor to host the software. If both criteria are met, the company will consider the arrangement to include a software license and classify the purchase as an intangible. The company has elected to adopt the guidance prospectively to all arrangements entered into or materially modified after the beginning of 2016. The company did not enter into, or modify, any material cloud computing arrangements during the fiscal quarter ended June 30, 2016.

Long-term Investments—The Company’s long-term investments are comprised of cost based investments in other companies (See Note 3). The Company performs impairment analyses of its cost based investments annually, as of October 1, or more often when events occur or circumstances change that would, more likely than not, reduce the fair value of the investment below its carrying value. When indicators of impairment do not exist and certain accounting criteria are met, the Company evaluates impairment using a qualitative approach. As of June 30, 2016, no indicators of impairment existed associated with these cost based investments.

Deferred Financing Costs—Costs incurred in connection with obtaining debt financing are deferred and amortized utilizing the straight-line method, which approximates the effective-interest method, over the life of the related financing. Deferred financing costs incurred with draw downs on APX Group, Inc.’s (“APX”) revolving credit facility will be amortized over the amended maturity dates discussed in Note 2. If such financing is paid off or replaced prior to maturity with debt instruments that have substantially different terms, the unamortized costs are charged to expense. Deferred financing costs included in the accompanying unaudited condensed consolidated balance sheets within deferred financing costs, net and notes payable, net at June 30, 2016 and December 31, 2015 were $46.9 million and $46.7 million, net of accumulated amortization of $36.5 million and $30.9 million, respectively. Amortization expense on deferred financing costs recognized and included in interest expense in the accompanying unaudited condensed consolidated statements of operations, totaled $2.8 million for both the three months ended June 30, 2016 and 2015, respectively and $5.6 million and $5.3 million for the six months ended June 30, 2016 and 2015, respectively (See Note 2).

Effective January 1, 2016, the Company adopted guidance issued by the FASB requiring debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company has applied this retrospectively resulting in a reduction to deferred financing costs, net by $40.2 million as of December 31, 2015 with a corresponding decrease to notes payable, net.

Residual Income Plan—The Company has a program that allows third-party sales channel partners to receive additional compensation based on the performance of the underlying contracts they create. The Company calculates the present value of the expected future payments and recognizes this amount in the period the commissions are earned. Subsequent accretion and adjustments to the estimated liability are recorded as interest and operating expense, respectively. The Company monitors actual payments and customer attrition on a periodic basis and, when necessary, makes adjustments to the liability. The amount included in accrued payroll and commissions was $1.0 million and $0.8 million at June 30, 2016 and December 31, 2015, respectively, and the amount included in other long-term obligations was $5.4 and $4.3 million at June 30, 2016 and December 31, 2015, respectively, representing the present value of the estimated amounts owed to third-party sales channel partners.

Stock-Based Compensation—The Company measures compensation costs based on the grant-date fair value of the award and recognizes that cost over the requisite service period of the awards (See Note 9).

Advertising Expense—Advertising costs are expensed as incurred. Advertising costs were $8.5 million and $6.2 million for the three months ended June 30, 2016 and 2015, respectively and $17.0 million and $11.5 million for the six months ended June 30, 2016 and 2015, respectively.

Income Taxes—The Company accounts for income taxes based on the asset and liability method. Under the asset and liability method, deferred tax assets and deferred tax liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets when it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company recognizes the effect of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company’s policy for recording interest and penalties is to record such items as a component of the provision for income taxes.

Concentrations of Credit Risk—Financial instruments that potentially subject the Company to concentration of credit risk consist principally of receivables and cash. At times during the year, the Company maintains cash balances in excess of insured limits. The Company is not dependent on any single customer or geographic location. The loss of a customer would not adversely impact the Company’s operating results or financial position.

Concentrations of Supply Risk—As of June 30, 2016, approximately 50% of the Company’s installed panels were 2GIG Go!Control panels and 50% were SkyControl panels. In connection with the 2GIG Sale in April 2013, the Company entered into a five-year supply agreement with 2GIG, pursuant to which they will be the exclusive provider of the Company’s control panel requirements, subject to certain exceptions as provided in the supply agreement. The loss of 2GIG as a supplier could potentially impact the Company’s operating results or financial position.

Fair Value Measurement—Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy:

Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.

Level 2: Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the six months ended June 30, 2016 and 2015.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Goodwill—The Company conducts a goodwill impairment analysis annually in the fourth fiscal quarter, as of October 1, and as necessary if changes in facts and circumstances indicate that the fair value of the Company’s reporting units may be less than its carrying amount. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate goodwill impairment using a qualitative approach. When necessary, the Company’s quantitative goodwill impairment test consists of two steps. The first step requires that the Company compare the estimated fair value of its reporting units to the carrying value of the reporting unit’s net assets, including goodwill. If the fair value of the reporting unit is greater than the carrying value of its net assets, goodwill is not considered to be impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the Company would be required to complete the second step of the test by analyzing the fair value of its goodwill. If the carrying value of the goodwill exceeds its fair value, an impairment charge is recorded. As of June 30, 2016, no indicators of impairment existed.

Foreign Currency Translation and Other Comprehensive Income—The functional currencies of Vivint Canada, Inc. and Vivint New Zealand, Ltd. are the Canadian and New Zealand dollars, respectively. Accordingly, assets and liabilities are translated from their respective functional currencies into U.S. dollars at period-end rates and revenue and expenses are translated at the weighted-average exchange rates for the period. Adjustments resulting from this translation process are classified as other comprehensive income (loss) and shown as a separate component of equity.

When intercompany foreign currency transactions between entities included in the consolidated financial statements are of a long term investment nature (i.e., those for which settlement is not planned or anticipated in the foreseeable future) foreign currency translation adjustments resulting from those transactions are included in stockholders’ deficit as accumulated other comprehensive loss. When intercompany transactions are deemed to be of a short term nature, translation adjustments are required to be included in the condensed consolidated statement of operations. Translation gains related to intercompany balances were $0.2 million and $0 for the three months ended June 30, 2016 and 2015, respectively and $4.9 million and $0 for the six months ended June 30, 2016 and 2015, respectively.

Letters of Credit—As of June 30, 2016 and December 31, 2015, the Company had $5.7 million and $5.0 million, respectively, of letters of credit issued in the ordinary course of business, all of which are undrawn.

New Accounting Pronouncements—In May 2014, the FASB originally issued Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) which clarifies the principles used to recognize revenue for all entities. This guidance requires companies to recognize revenue when they transfer goods or services to a customer in an amount that reflects the consideration to which they expect to be entitled. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 by one year. In March 2016, the FASB issued ASU 2016-08 to clarify the implementation guidance on principal versus agent considerations as it relates to Topic 606. In June 2016, the FASB issued ASU 2016-10 to clarify the implementation guidance on identifying performance obligations and licensing as it relates to Topic 606. This update reduces the complexity when applying the guidance for identifying performance obligations and improves the operability and understandability of the license implementation guidance. In June 2016, the FASB issued ASU 2016-12 to clarify the implementation guidance on Topic 606, which amends the guidance on transition, collectability, non-cash consideration and the presentation of sales and other similar taxes. The Company is evaluating all new Topic 606 guidance and plans to provide additional information about its expected impact at a future date.

In March 2016, the FASB issued ASU 2016-09 to simplify accounting for employee share-based payments. This update involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017 and will be applied prospectively and/or retrospectively, with early adoption permitted. The Company plans to adopt this update on the effective date and the adoption is not expected to materially impact the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07 which eliminates the requirement to retroactively adopt the equity method of accounting when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016 and must be applied prospectively, with early adoption permitted. The Company plans to adopt this update on the effective date and the adoption is not expected to materially impact the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06 to clarify the assessment of contingent put and call options in debt instruments as it relates to Derivatives and Hedging (Topic 815). The amendments in this update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016 and must be applied using a modified retrospective approach, with early adoption permitted. The Company plans to adopt this update on the effective date and is not expected to materially impact the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 to increase transparency and comparability among organizations as it relates to lease assets and lease liabilities. The update requires that lease assets and lease liabilities be recognized on the balance sheet, and that key information about leasing arrangements be disclosed. Prior to this update, GAAP did not require operating leases to be recognized as lease assets and lease liabilities on the balance sheet. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018 and must be applied using a modified retrospective approach, with early adoption permitted. The Company is evaluating the new guidance and plans to provide additional information about its expected impact at a future date.

In January 2016, the FASB issued ASU 2016-01 to address certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The main provisions of this update require equity investments to be measured at fair value with changes in fair value recognized in earnings, allows a company to value equity investments without a readily determined fair value at cost, less any impairments, and simplifies the assessment of impairments of equity investments without a readily determinable fair value by requiring a qualitative assessment. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. An entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption of the Update. Early adoption is permitted. The Company is evaluating the new guidance and plans to provide additional information about its expected impact at a future date.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Company has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“GAAP”). Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the Company’s estimates. The results of operations presented herein are not necessarily indicative of the Company’s results for any future period.

During the year ended December 31, 2015, the Company recorded certain out-of-period adjustments totaling $2.0 million, primarily associated with the timing of the recognition of deferred revenue related to 2014 recurring monitoring services. As a result of these adjustments, recurring revenues increased for the year ended December 31, 2015 and deferred revenue decreased by $2.0 million, respectively. The Company evaluated the impact of the out-of-period adjustments and determined that they are immaterial to the consolidated financial statements for the year ended December 31, 2015.

Restructuring and Asset Impairment Charges—Restructuring and asset impairment charges represent expenses incurred in connection with the transition of the Company’s wireless internet business from a 5Ghz to a 60Ghz-based network technology (the “Wireless Restructuring”). These expenses consist of asset impairments, the costs of employee severance, and other contract termination charges. Costs associated with the Wireless Restructuring are measured at their fair value when the liability is incurred. Expenses for one-time termination benefits are recognized at the date the Company notifies the employee, unless the employee must provide future service, in which case the benefits are expensed ratably over the future service period. Liabilities related to termination of a contract are measured and recognized at fair value when the contract does not have any future economic benefit to the entity and the fair value of the liability is determined based on the present value of the remaining obligation. The Company expenses all other costs related to an exit or disposal activity as incurred.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Principles of Consolidation—The accompanying consolidated financial statements include the accounts of APX Group Holdings, Inc. and its subsidiaries, including 2GIG Technologies, Inc. (“2GIG”) as a wholly-owned subsidiary through April 1, 2013, which was the date the Company completed the sale of 2GIG and its subsidiary (the “2GIG Sale”) to Nortek, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Changes in Presentation of Comparative Financial Statements—Certain reclassifications have been made to the Company’s prior period consolidated financial information in order to conform to the current year presentation. These changes did not have a significant impact on the consolidated financial statements.

Revenue Recognition—The Company recognizes revenue principally on three types of transactions: (i) recurring revenue, which includes revenues for monitoring and other automation services of the Company’s subscriber contracts, certain subscriber contracts that have been sold and recurring monthly revenue associated with Vivint Wireless Inc. (“Wireless Internet” or “Wireless”), (ii) service and other sales, which includes services provided on contracts, contract fulfillment revenue, sales of products that are not part of the basic equipment package and revenue from 2GIG up through the date the Company completed the 2GIG Sale, and (iii) activation fees on the Company’s contracts, which are amortized over the expected life of the customer.

Recurring revenue for the Company’s subscriber contracts are billed in advance, generally monthly, pursuant to the terms of subscriber contracts and recognized ratably over the service period. Costs of providing ongoing recurring services are expensed in the period incurred.

Service and other sales revenue is recognized as services are provided or when title to the products and equipment sold transfers to the customer. Contract fulfillment revenue, included in service and other sales, is recognized when payment is received from customers who cancel their contract in-term. Revenue from sales of products that are not part of the basic equipment package is recognized upon delivery of products.

Activation fees represent upfront one-time charges billed to subscribers at the time of installation and are deferred. These fees are recognized over the estimated customer life of 12 years using a 150% declining balance method, which converts to a straight-line methodology after approximately five years to approximate the anticipated life of the customer.

Through the date of the 2GIG Sale, service and other sales revenue included net recurring services revenue, which was based on back-end services provided by Alarm.com for all panels sold to distributors and direct-sell dealers and subsequently placed in service at end-user locations. The Company received a fixed monthly amount from Alarm.com for each system installed with non-Vivint customers that used the Alarm.com platform.

Subscriber Acquisition Costs—A portion of the direct costs of acquiring new subscribers, primarily sales commissions, equipment, and installation costs, are deferred and recognized over a pattern that reflects the estimated life of the subscriber relationships. The Company amortizes these costs over 12 years using a 150% declining balance method, which converts to straight-line methodology after approximately five years to approximate the anticipated life of the customer. The Company evaluates subscriber account attrition on a periodic basis, utilizing observed attrition rates for the Company’s subscriber contracts and industry information and, when necessary, makes adjustments to the estimated subscriber relationship period and amortization method.

On the consolidated statement of cash flows, subscriber acquisition costs that are comprised of equipment and related installation costs purchased for or used in subscriber contracts in which the Company retains ownership to the equipment are classified as investing activities and reported as “Subscriber acquisition costs—company owned equipment.” All other subscriber acquisition costs are classified as operating activities and reported as “Subscriber acquisition costs—deferred contract costs” on the consolidated statements of cash flows as these assets represent deferred costs associated with the creation of customer contracts.

Cash and Cash Equivalents—Cash and cash equivalents consists of highly liquid investments with remaining maturities when purchased of three months or less.

Restricted Cash and Cash Equivalents—Restricted cash and cash equivalents is restricted for a specific purpose and cannot be included in the general cash account. At December 31, 2015 the Company did not have any restricted cash. At December 31, 2014, the restricted cash and cash equivalents was held by a third-party trustee. Restricted cash and cash equivalents consisted of highly liquid investments with remaining maturities when purchased of three months or less.

Accounts Receivable—Accounts receivable consists primarily of amounts due from customers for recurring monthly monitoring services. The accounts receivable are recorded at invoiced amounts and are non-interest bearing. The gross amount of accounts receivable has been reduced by an allowance for doubtful accounts of $3.5 million and $3.4 million at December 31, 2015 and 2014, respectively. The Company estimates this allowance based on historical collection experience and subscriber attrition rates. When the Company determines that there are accounts receivable that are uncollectible, they are charged off against the allowance for doubtful accounts. As of December 31, 2015 and 2014, no accounts receivable were classified as held for sale. Provision for doubtful accounts is included in general and administrative expenses in the accompanying consolidated statements of operations.

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2015	2014	2013
Beginning balance	$3,373	$1,901	$2,301
Provision for doubtful accounts	14,924	15,656	10,360
Write-offs and adjustments	(14,756)	(14,184)	(10,760)

Balance at end of period	$3,541	$3,373	$1,901

Inventories—Inventories, which comprise smart home and security system equipment and parts are stated at the lower of cost or market with cost determined under the first-in, first-out (FIFO) method. The Company records an allowance for excess and obsolete inventory based on anticipated obsolescence, usage and historical write-offs.

Long-lived Assets and Intangibles—Property and equipment are stated at cost and depreciated on the straight-line method over the estimated useful lives of the assets or the lease term for assets under capital leases, whichever is shorter. Intangible assets with definite lives are amortized over the remaining estimated economic life of the underlying technology or relationships, which ranges from 2 to 10 years. Definite-lived intangible assets are amortized on the straight-line method over the estimated useful life of the asset or in a pattern in which the economic benefits of the intangible asset are consumed. Amortization expense associated with leased assets is included with depreciation expense. Routine repairs and maintenance are charged to expense as incurred. The Company periodically assesses potential impairment of its long-lived assets and intangibles and performs an impairment review whenever events or changes in circumstances indicate that the carrying value may not be recoverable (See Note 10). In addition, the Company periodically assesses whether events or changes in circumstance continue to support an indefinite life of certain intangible assets or warrant a revision to the estimated useful life of definite-lived intangible assets.

Long-term Investments—The Company’s long-term investments are comprised of cost based investments in other companies as discussed in Note 7. The Company performs impairment analyses of its cost based investments annually, as of October 1, or more often when events occur or circumstances change that would, more likely than not, reduce the fair value of the investment below its carrying value. When indicators of impairment do not exist and certain accounting criteria are met, the Company evaluates impairment using a qualitative approach. As of December 31, 2015, no indicators of impairment existed associated with these cost based investments.

Deferred Financing Costs—Costs incurred in connection with obtaining debt financing are deferred and amortized utilizing the straight-line method, which approximates the effective-interest method, over the life of the related financing. Deferred financing costs incurred with draw downs on APX Group Inc.’s (“APX”) revolving credit facility will be amortized over the amended maturity dates discussed in Note 6. If such financing is paid off or replaced prior to maturity with debt instruments that have substantially different terms, the unamortized costs are charged to expense. Deferred financing costs included in the accompanying consolidated balance sheets at December 31, 2015 and 2014 were $46.7 million and $52.2 million, net of accumulated amortization of $30.9 million and $20.0 million, respectively. Amortization expense on deferred financing costs recognized and included in interest expense in the accompanying consolidated statements of operations, totaled $10.9 million for the year ended December 31, 2015, $10.1 million for the year ended December 31, 2014, and $8.8 million for the year ended December 31, 2013.

Residual Income Plan—The Company has a program that allows third-party sales channel partners to receive additional compensation based on the performance of the underlying contracts they create. The Company calculates the present value of the expected future payments and recognizes this amount in the period the commissions are earned. Subsequent accretion and adjustments to the estimated liability are recorded as interest and operating expense respectively. The Company monitors actual payments and customer attrition on a periodic basis and, when necessary, makes adjustments to the liability. The amount included in accrued payroll and commissions was $0.8 million and $0.4 million as of December 31, 2015 and 2014, respectively, and the amount included in other long-term obligations was $4.3 million and $3.0 million at December 31, 2015 and 2014, respectively, representing the present value of the estimated amounts owed to third-party sales channel partners.

Stock-Based Compensation—The Company measures compensation cost based on the grant-date fair value of the award and recognizes that cost over the requisite service period of the awards (See Note 14).

Advertising Expense—Advertising costs are expensed as incurred. Advertising costs were approximately $25.1 million, $23.6 million, $23.0 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Income Taxes—The Company accounts for income taxes based on the asset and liability method. Under the asset and liability method, deferred tax assets and deferred tax liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets when it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company recognizes the effect of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company’s policy for recording interest and penalties is to record such items as a component of the provision for income taxes.

Contracts Sold—On March 31, 2014, the Company received approximately $2.3 million in proceeds from the sale of certain subscriber contracts to a third-party. Concurrently, the Company entered into an agreement with the buyer to continue providing billing, monitoring and support services for the contracts that were sold for a period of ten years. As a result of this continuing involvement on the part of the Company in the servicing of the contracts, accounting guidance precluded gain recognition at the time of the sale. Accordingly, the Company treated this transaction as a secured borrowing and recorded a liability for the proceeds received at the time of the sale. On November 24, 2014, the Company repurchased the subscriber contracts from this third-party for $2.3 million and the associated liability was settled. No material gain/loss on the transaction was recognized.

Concentrations of Credit Risk—Financial instruments that potentially subject the Company to concentration of credit risk consist principally of receivables and cash. At times during the year, the Company maintains cash balances in excess of insured limits. The Company is not dependent on any single customer or geographic location. The loss of a customer would not adversely impact the Company’s operating results or financial position.

Concentrations of Supply Risk—As of December 31, 2015, approximately 56% of the Company’s installed panels were 2GIG Go!Control panels and 40% were SkyControl panels. In connection with the 2GIG Sale in April 2013, the Company entered into a five-year supply agreement with 2GIG, pursuant to which they will be the exclusive provider of the Company’s control panel requirements, subject to certain exceptions as provided in the supply agreement. The loss of 2GIG as a supplier could potentially impact the Company’s operating results or financial position.

Fair Value Measurement—Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy:

Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.

Level 2: Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the years ended December 31, 2015 and 2014.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Goodwill—The Company conducts a goodwill impairment analysis annually in the fourth fiscal quarter, as of October 1, and as necessary if changes in facts and circumstances indicate that the fair value of the Company’s reporting units may be less than its carrying amount. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate goodwill impairment using a qualitative approach. When necessary, the Company’s quantitative goodwill impairment test consists of two steps. The first step requires that the Company compare the estimated fair value of its reporting units to the carrying value of the reporting unit’s net assets, including goodwill. If the fair value of the reporting unit is greater than the carrying value of its net assets, goodwill is not considered to be impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the Company would be required to complete the second step of the test by analyzing the fair value of its goodwill. If the carrying value of the goodwill exceeds its fair value, an impairment charge is recorded. As of December 31, 2015, no indicators of impairment existed other than those discussed in Note 3 related to the Company’s Wireless Internet business.

Foreign Currency Translation and Other Comprehensive Income—The functional currencies of Vivint Canada, Inc. and Vivint New Zealand, Ltd. are the Canadian and New Zealand dollars, respectively. Accordingly, assets and liabilities are translated from their respective functional currencies into U.S. dollars at period-end rates and revenue and expenses are translated at the weighted-average exchange rates for the period. Adjustments resulting from this translation process are classified as other comprehensive (loss) income and shown as a separate component of equity.

When intercompany foreign currency transactions between entities included in the consolidated financial statements are of a long term investment nature (i.e., those for which settlement is not planned or anticipated in the foreseeable future) foreign currency translation adjustments resulting from those transactions are included in stockholders’ (deficit) equity as accumulated other comprehensive loss. When intercompany transactions are deemed to be of a short term nature, translation adjustments are required to be included in the consolidated statement of operations. Beginning in July 2015, we determined that settlement of these intercompany balances was anticipated and therefore these balances are not considered to be long-term investments and any subsequent translation gains or losses are recorded in income. Translation losses related to intercompany balances were $9.4 million, $0 and $0 for the years ended December 31, 2015, 2014, and 2013, respectively.

Letters of Credit—As of December 31, 2015 and 2014, the Company had $5.0 million and $3.0 million, respectively, of letters of credit issued in the ordinary course of business, all of which are undrawn.

New Accounting Pronouncements—In November 2015, the Financial Accounting Standards Board issued authoritative guidance to simplify the presentation of deferred income taxes. Prior to this update, generally accepted accounting principles required an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. This update requires deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. This guidance is effective for fiscal years beginning after December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017 and may be applied prospectively or retrospectively, with early adoption permitted. The Company has elected to early adopt the accounting standard prospectively in the fourth quarter of 2015. As a result, the Company has presented all deferred tax assets and liabilities as noncurrent on the Company’s consolidated balance sheet as of December 31, 2015, but have not reclassified current deferred tax assets and liabilities on the Company’s consolidated balance sheet as of December 31, 2014. There was no impact on the Company’s results of operations as a result of the adoption of the accounting standard update.

In July 2015, the Financial Accounting Standards Board issued authoritative guidance to simplify the measurement of inventory. Prior to this update, generally accepted accounting principles required the measurement of inventory at the lower of cost or market, where market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. This update requires that an entity measure inventory at the lower of cost or net realizable value, where net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This guidance is effective for fiscal years beginning after December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017 and should be applied prospectively, with early adoption permitted. The Company plans to adopt this update on the effective date and is not expected to materially impact the consolidated financial statements.

In May 2015, the Financial Accounting Standards Board issued authoritative guidance related to customer’s accounting for fees paid in a cloud computing arrangement and is issued in an attempt to simplify existing generally accepted accounting principles. The update provides guidance to help entities determine whether a cloud computing arrangement includes a software license. This guidance is effective for fiscal years beginning after December 15, 2015, and for interim periods within fiscal years beginning after December 15, 2016 with early adoption permitted. The Company plans to adopt this update on the effective date and is not expected to materially impact the consolidated financial statements.

In April 2015, the Financial Accounting Standards Board issued authoritative guidance (“ASU 2015-03”) to simplify the presentation of debt issuance costs. This update requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The guidance is effective for fiscal years beginning after December 15, 2015, and for interim periods within fiscal years beginning after December 15, 2016. Effective January 1, 2016, the Company adopted this standard resulting in a retrospective reduction to deferred financing costs, net by $40.2 million and $48.1 million as of December 31, 2015 and December 31, 2014, respectively, with a corresponding decrease to notes payable, net. This update does not impact the consolidated statements of operations, consolidated statements of comprehensive loss or consolidated statements of cash flows.

In August 2014, the Financial Accounting Standards Board issued authoritative guidance which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. This update is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2016, with early adoption permitted. The Company is evaluating the new guidance and plan to provide additional information about its expected impact at a future date.

In May 2014, the Financial Accounting Standards Board issued authoritative guidance which clarifies the principles used to recognize revenue for all entities. The new guidance requires companies to recognize revenue when it transfers goods or services to a customer in an amount that reflects the consideration to which a company expects to be entitled. The guidance is effective for annual and interim periods beginning after December 15, 2017. The guidance allows for either a “full retrospective” adoption or a “modified retrospective” adoption, however early adoption is not permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.